Research and Development Expenses	12 Months Ended
Dec. 31, 2022
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 16 - RESEARCH AND DEVELOPMENT EXPENSES:

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

Payroll and related	944	840	607
Subcontractors and materials	755	348	147
Share based compensation	315	270	344
Depreciation and amortization	71	59	85
Patents	(15)	55	48
Travel expenses	48	-	4
Others	174	108	80
Total	2,292	1,680	1,315